PROPERTY AND EQUIPMENT, NET	12 Months Ended
Mar. 31, 2017
PROPERTY AND EQUIPMENT, NET
PROPERTY AND EQUIPMENT, NET

7.PROPERTY AND EQUIPMENT, NET

Property and equipment, net consists of the following:

	As of March 31,
	2016	2017
Medical equipment	$100,514	$119,654
Leasehold improvements	67,542	101,355
Computer equipment and application software	15,740	14,743
Furniture and fixtures	10,557	17,004
Motor vehicles	1,389	1,255
Construction in progress	4,058	195

Less: accumulated depreciation and amortization	69,630	91,125

Property and equipment, net	$130,170	$163,081

Depreciation expenses charged to the consolidated statement of operations for the years ended March 31, 2015, 2016 and 2017 were $14,691, $19,625 and $27,560, respectively.